Consolidation Statements of Changes in Equity	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings (Accumulated Deficit) CNY (¥)	Retained earnings (Accumulated Deficit) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non controlling interests CNY (¥)	Non controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance in US$ (in Dollars)	¥ 63,291		¥ 52,927,738		¥ 20,977,351		¥ 235,347,520		¥ 188,739		¥ 8,986,694		¥ 318,491,333
Balance at Dec. 31, 2020	¥ 63,291		52,927,738		20,977,351		235,347,520		188,739		8,986,694		318,491,333
Balance (in Shares) at Dec. 31, 2020 | shares	100,000,000	100,000,000
Net income (loss)							48,258,269				4,672,355		52,930,624
Appropriation to statutory reserves					2,621,953		(2,621,953)
Deemed capital contribution from a shareholder for waive of interest expenses			1,118,170										1,118,170
Foreign currency translation adjustments									211,494				211,494
Balance at Dec. 31, 2021	¥ 63,291		54,045,908		23,599,304		280,983,836		400,233		13,659,049		372,751,621
Balance (in Shares) at Dec. 31, 2021 | shares	100,000,000	100,000,000
Balance in US$ (in Dollars)	¥ 63,291		54,045,908		23,599,304		280,983,836		400,233		13,659,049		372,751,621
Issuance of ordinary shares in connection with IPO	¥ 6,848		140,690,442										140,697,290
Issuance of ordinary shares in connection with IPO (in Shares) | shares	10,000,000	10,000,000
Conversion of redeemable ordinary shares	¥ 7,608		45,977,268										45,984,876
Conversion of redeemable ordinary shares (in Shares) | shares	11,110,000	11,110,000
Net income (loss)							(199,161,807)				2,578,761		(196,583,046)
Deemed capital contribution from a shareholder for waive of interest expenses			1,380,324										1,380,324
Foreign currency translation adjustments									2,120,397				2,120,397
Balance at Dec. 31, 2022	¥ 77,747		242,093,942		23,599,304		81,822,029		2,520,630		16,237,810		¥ 366,351,462
Balance (in Shares) at Dec. 31, 2022 | shares	121,110,000	121,110,000											121,110,000	121,110,000
Balance in US$ (in Dollars)	¥ 77,747		242,093,942		23,599,304		81,822,029		2,520,630		16,237,810		¥ 366,351,462
Net income (loss)							(373,500,737)				(9,312,526)		(382,813,263)	$ (53,918,103)
Disposal of a subsidiary					(168,026)						(637,916)		(805,942)
Conversion of mezzanine equity			(4,522,022)										(4,522,022)
Appropriation to statutory reserves					126,432		(126,432)
Deemed capital contribution from a shareholder for waive of interest expenses			995,986										995,986
Foreign currency translation adjustments									3,575,835				3,575,835
Balance at Dec. 31, 2023	¥ 77,747	$ 12,111	238,567,906	$ 33,600,426	23,557,710	$ 3,318,034	(291,805,140)	$ (41,099,902)	6,096,465	$ 858,678	6,287,368	$ 885,557	¥ (17,217,944)	$ (2,425,096)
Balance (in Shares) at Dec. 31, 2023 | shares	121,110,000	121,110,000											121,110,000	121,110,000
Balance in US$ (in Dollars)	¥ 77,747	$ 12,111	¥ 238,567,906	$ 33,600,426	¥ 23,557,710	$ 3,318,034	¥ (291,805,140)	$ (41,099,902)	¥ 6,096,465	$ 858,678	¥ 6,287,368	$ 885,557	¥ (17,217,944)	$ (2,425,096)